FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
The following table sets forth the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis:

	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Foreign currency exchange contracts	$—	$4	$—	$4	$—	$14	$—	$14
Available for sale investments	50	481	—	531	69	427	—	496
Interest rate swap agreements	—	14	—	14	—	3	—	3
Cross currency swap agreements	—	—	—	—	—	124	—	124
Investments in equity securities	3	—	—	3	8	—	—	8
Right to HWI Net Sale Proceeds	—	—	4	4	—	—	6	6
Total assets	$53	$499	$4	$556	$77	$568	$6	$651
Liabilities
Foreign currency exchange contracts	$—	$11	$—	$11	$—	$15	$—	$15
Interest rate swap agreements	—	93	—	93	—	139	—	139
Cross currency swap agreements	—	801	—	801	—	56	—	56
Total liabilities	$—	$905	$—	$905	$—	$210	$—	$210

Schedule Of Financial Assets and Liabilities That Were Not Carried at Fair Value
The following table sets forth the Company’s financial assets and liabilities that were not carried at fair value:

	December 31, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Long-term receivables	$992	$961	$708	$652
Liabilities
Long-term debt and related current maturities	$28,688	$28,144	$26,826	$25,503